PROPERTY AND EQUIPMENT:	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT: [Abstract]
PROPERTY AND EQUIPMENT:

NOTE 5 - PROPERTY AND EQUIPMENT:

	December 31
	2014	2013
Cost:
Leasehold improvements	$88	$84
Computers and software	64	18
Laboratory equipment	598	568
Furniture	42	21
Vehicles*	118	-
	910	691
Less:
Accumulated depreciation and amortization	662	629
Property and Equipment, net	$248	$62

*	See note 8c relating to the lien on the Company's vehicles

Depreciation and amortization expense totaled $33, $39 and $77 for the years ended December 31, 2014, 2013 and 2012, respectively.